INTANGIBLE ASSETS AND GOODWILL (Details) $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
Beginning balance	$ 3,988
Goodwill impairment charge	(1,062)
Ending balance	2,926
Authentication [Member]
Beginning balance
Goodwill impairment charge
Ending balance
Precision Logistics [Member]
Beginning balance	3,988
Goodwill impairment charge	(1,062)
Ending balance	$ 2,926